CONVERTIBLE NOTES (Details) $ in Thousands	1 Months Ended		3 Months Ended
	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($) Option shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Mar. 31, 2020 USD ($)
Debt Instrument [Line Items]
Proceeds from convertible notes			$ 1,118		$ 14,050
Convertible preferred stock warrant liability			$ 161,486	$ 95,342
Proceeds from convertible notes, net		$ 14,100
Effect of exchange transaction					7,337
Deemed dividend to preferred stockholders					9,484
Deficit
Debt Instrument [Line Items]
Effect of exchange transaction		7,300			7,337
Series D'
Debt Instrument [Line Items]
Convertible debt		$ 29,800
Shares reserved for warrants to purchase shares of preferred stock
Debt Instrument [Line Items]
Warrants issued (in shares) | shares		9,338,642		4,620,018
Convertible preferred stock warrant liability		$ 2,000		$ 1,600
Convertible debt		2,000
Q4 2020 Convertible Notes
Debt Instrument [Line Items]
Unamortized discount				1,600
Convertible promissory notes
Debt Instrument [Line Items]
Convertible debt		15,400
Effect of exchange transaction		40,400
Convertible promissory notes | January 2020 Convertible Notes
Debt Instrument [Line Items]
Proceeds from convertible notes		$ 14,300
Fixed interest rate, annual		8.00%
Extension term		6 months
Number of options to extend | Option		4
Debt issuance costs		$ 200
Term		6 months
Deemed dividend to preferred stockholders					$ 9,500
Convertible promissory notes | January 2020 Convertible Notes | Affiliated Entity
Debt Instrument [Line Items]
Proceeds from convertible notes		$ 13,700
Convertible promissory notes | Q4 2020 Convertible Notes
Debt Instrument [Line Items]
Proceeds from convertible notes				19,000
Convertible promissory notes | Q4 2020 Convertible Notes | Affiliated Entity
Debt Instrument [Line Items]
Proceeds from convertible notes				$ 7,900
Convertible promissory notes | Q1 2021 Convertible Notes
Debt Instrument [Line Items]
Proceeds from convertible notes	$ 1,100
Unamortized discount	$ 1,100